Current and long-term debt - Convertible senior notes due 2022 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current portion	$ 1,094,910		$ 1,192,000
Interest expense on borrowings	82,898	$ 66,797
Expense Due to Accretion of Convertible Notes	6,995	$ 6,435
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	1,700
Expense Due to Accretion of Convertible Notes	2,800
Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	3,100
Expense Due to Accretion of Convertible Notes	4,200
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	2,407,691
Gross carrying amount [member] | Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	0
Gross carrying amount [member] | Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	$ 175,670		$ 171,500